CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Predecessor
Aircraft impairment charges on flight equipment held for use		$ 1,162,843	$ 102,662
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	$ 49,247	$ 238,557	$ 89,700